Stock-Based Compensation - RSUs Activity (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013	Jun. 10, 2013	May 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award
Allocated Share-based Compensation Expense	$ 9	$ 8
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award
Allocated Share-based Compensation Expense	$ 6	$ 8	$ 6
Restricted Stock Units Outstanding Roll Forward
Unvested units, beginning	797
Units granted	292
Units vested	(438)
Units forfeited	(14)
Unvested units, ending	637		797
Weighted Average Grant Date Fair Value Roll Forward
Unvested units, beginning (in usd per share)	$ 9.83
Units granted (in usd per share)	$ 12.24	$ 9.38	$ 9.83
Units vested (in usd per share)	$ 10.07
Units forfeited (in usd per share)	$ 10.07
Unvested units, ending (in usd per share)	$ 10.76		$ 9.83
PRSU awards
Restricted Stock Units Outstanding Roll Forward
Unvested units, beginning	246
Units granted	0
Units vested	0
Units forfeited	0
Unvested units, ending	246
Weighted Average Grant Date Fair Value Roll Forward
Unvested units, beginning (in usd per share)	$ 9.13
Units granted (in usd per share)	$ 0.00			$ 9.44	$ 9.06
Units vested (in usd per share)	$ 0.00
Units forfeited (in usd per share)	$ 0.00
Unvested units, ending (in usd per share)	$ 9.13